3. Loans, Allowance for Loan Losses and Credit Quality (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Recorded Investment With no related allowance recorded	$ 6,770,197	$ 5,586,358
Unpaid Principal Balance With no related allowance recorded	7,817,012	6,490,501
Average Recorded Investment With no related allowance recorded	7,243,017	5,518,460
Interest income recognized With no related allowance recorded	332,081	107,444
Recorded Investment With an allowance recorded		949,636
Unpaid Principal Balance With an allowance recorded		970,615
Related Allowance With an allowance recorded		114,726
Average Recorded Investment With an allowance recorded		971,539
Interest income recognized With an allowance recorded		45,490
Recorded Investment allowance recorded		6,535,994
Unpaid Principal Balance allowance recorded		7,461,116
Related Allowance recorded		114,726
Average Recorded Investment Allowance recorded		6,489,999
Interest income recognized		152,934
Commercial and industrial
Recorded Investment With no related allowance recorded	420,933	60,846
Unpaid Principal Balance With no related allowance recorded	445,509	80,894
Average Recorded Investment With no related allowance recorded	307,208	120,924
Interest income recognized With no related allowance recorded	6,396	0
Recorded Investment With an allowance recorded	0
Unpaid Principal Balance With an allowance recorded	0
Related Allowance With an allowance recorded	0
Average Recorded Investment With an allowance recorded	32,466
Interest income recognized With an allowance recorded	0
Related Allowance recorded	0
Commercial Real Estate
Recorded Investment With no related allowance recorded	1,699,772	1,748,323
Unpaid Principal Balance With no related allowance recorded	2,031,764	1,975,831
Average Recorded Investment With no related allowance recorded	1,812,836	1,663,794
Interest income recognized With no related allowance recorded	21,591	13,131
Recorded Investment With an allowance recorded	0	0
Unpaid Principal Balance With an allowance recorded	0	0
Related Allowance With an allowance recorded	0	0
Average Recorded Investment With an allowance recorded	97,720	57,658
Interest income recognized With an allowance recorded	0	0
Related Allowance recorded	0	0
Residential real estate - 1st lien
Recorded Investment With no related allowance recorded	3,614,960	3,465,117
Unpaid Principal Balance With no related allowance recorded	4,273,884	4,082,637
Average Recorded Investment With no related allowance recorded	3,778,822	3,497,772
Interest income recognized With no related allowance recorded	212,883	94,313
Recorded Investment With an allowance recorded	878,439	942,365
Unpaid Principal Balance With an allowance recorded	902,000	963,367
Related Allowance With an allowance recorded	103,836	112,969
Average Recorded Investment With an allowance recorded	982,158	836,326
Interest income recognized With an allowance recorded	86,039	45,139
Related Allowance recorded	103,836	112,969
Residential real estate - Jr lien
Recorded Investment With no related allowance recorded	149,972	312,072
Unpaid Principal Balance With no related allowance recorded	157,754	351,139
Average Recorded Investment With no related allowance recorded	224,938	235,970
Interest income recognized With no related allowance recorded	4,524	0
Recorded Investment With an allowance recorded	6,121	7,271
Unpaid Principal Balance With an allowance recorded	6,101	7,248
Related Allowance With an allowance recorded	712	1,757
Average Recorded Investment With an allowance recorded	6,869	77,555
Interest income recognized With an allowance recorded	648	351
Related Allowance recorded	712	$ 1,757
Total with no related allowance
Recorded Investment With no related allowance recorded	5,885,637
Unpaid Principal Balance With no related allowance recorded	6,908,911
Average Recorded Investment With no related allowance recorded	6,123,804
Interest income recognized With no related allowance recorded	245,394
Recorded Investment With an allowance recorded	884,560
Unpaid Principal Balance With an allowance recorded	908,101
Related Allowance With an allowance recorded	104,548
Average Recorded Investment With an allowance recorded	1,119,213
Interest income recognized With an allowance recorded	86,687
Related Allowance recorded	$ 104,548